UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Australia - 5.4%
Aristocrat Leisure	356,702		5,447,756
BHP Group	320,058		7,721,876
Macquarie Group	134,362		10,281,387
South32	1,522,373	[a]	3,591,736
Woodside Petroleum	227,340	[a]	5,021,138
			32,063,893
Austria - 2.1%
Erste Group Bank	135,259	[a]	4,506,873
OMV	176,040	[a]	7,699,520
			12,206,393
Belgium - 1.1%
UCB	82,320	[a]	6,711,360
Finland - 2.2%
Nokia	1,490,625	[a]	8,612,698
UPM-Kymmene	179,503	[a]	4,564,293
			13,176,991
France - 11.1%
Atos	89,844	[a]	7,310,059
BNP Paribas	164,563	[a]	7,411,622
Cie Generale des Etablissements
Michelin	85,873	[a]	8,490,199
Edenred	180,299	[a]	6,609,254
Klepierre	228,480	[a]	7,034,473
LVMH Moet Hennessy Louis Vuitton	13,488		3,963,393
Sanofi	159,819	[a]	13,811,408
Thales	27,170		3,160,593
Vinci	96,807		7,955,391
			65,746,392
Germany - 8.0%
Allianz	41,836	[a]	8,395,082
Deutsche Boerse	42,097	[a]	5,062,471
Deutsche Post	165,296	[a]	4,527,277
Deutsche Telekom	892,369	[a]	15,158,364
Evonik Industries	167,676	[a]	4,187,922
Fresenius & Co.	160,262	[a]	7,746,689
Hapag-Lloyd	96,406	[a,b]	2,484,452
			47,562,257
Hong Kong - 3.0%
AIA Group	1,234,600	[a]	10,156,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Hong Kong - 3.0% (continued)
Sun Hung Kai Properties	545,500		7,734,641
			17,890,779
Ireland - .8%
ICON	36,122	[a]	4,667,324
Italy - 4.1%
Enel	1,567,648		9,043,875
Leonardo	684,394	[a]	6,024,147
UniCredit	803,340	[a]	9,113,032
			24,181,054
Japan - 22.0%
Asahi Kasei	570,100		5,816,796
Chubu Electric Power	550,700		7,830,968
Denso	174,200		7,731,009
Fujitsu	70,700		4,432,239
Hitachi	379,800		10,095,768
ITOCHU	218,600		3,686,895
Kirin Holdings	385,800		8,115,251
Mitsubishi Electric	761,300		8,346,061
Nintendo	20,100		5,310,637
Panasonic	421,700		3,783,780
Recruit Holdings	233,800		5,597,349
Seven & i Holdings	248,400		10,815,928
Shionogi & Co.	93,600		5,307,464
Shiseido	101,900		6,331,559
Showa Denko K.K.	92,900		2,724,939
Sony	227,600		10,960,509
Sumitomo Mitsui Financial Group	413,200		13,626,027
Suzuki Motor	205,200		10,383,223
			130,896,402
Macau - 1.3%
Sands China	1,828,800	[a]	7,919,657
Netherlands - 7.9%
Heineken	99,141	[a]	8,738,026
Koninklijke Ahold Delhaize	330,628	[a]	8,340,945
Koninklijke DSM	74,097	[a]	6,029,002
Koninklijke Philips	137,550	[a]	4,847,684
NN Group	195,111	[a]	7,750,725
Royal Dutch Shell, Cl. B	380,062		11,309,418
			47,015,800
Norway - .8%
Aker	195,241		4,944,200
Portugal - .9%
Galp Energia	357,311	[a]	5,658,106

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Singapore - 1.0%
United Overseas Bank	316,200	[a]	5,667,504
Spain - 4.1%
ACS Actividades de Construccion y
Servicios	185,842	[a]	7,144,382
Amadeus IT Group	118,666		8,262,613
Banco Santander	1,995,952		9,007,420
			24,414,415
Sweden - 2.1%
Alfa Laval	205,444	[a]	4,385,897
Swedbank, Cl. A	183,493	[a]	4,090,425
Swedish Match	108,287	[a]	4,269,194
			12,745,516
Switzerland - 7.9%
Ferguson	63,480		4,065,635
Julius Baer Group	165,152	[a]	5,901,505
Lonza Group	31,029	[a]	8,066,825
Novartis	249,825	[a]	21,397,106
OC Oerlikon	310,424	[a]	3,496,425
STMicroelectronics	265,231		3,785,006
			46,712,502
United Kingdom - 12.2%
Anglo American	254,475	[a]	5,625,439
BAE Systems	880,054		5,136,455
Cineworld Group	1,094,876	[a]	3,664,279
Diageo	220,048	[a]	7,821,281
Fiat Chrysler Automobiles	633,126	[a]	9,204,865
Legal & General Group	3,494,024	[a]	10,252,445
Melrose Industries	1,393,127	[a]	2,884,811
Prudential	338,462	[a]	6,047,324
SSE	736,152		10,121,526
Tesco	2,130,410		5,162,283
Unilever	121,745		6,371,849
			72,292,557
Total Common Stocks (cost $637,404,398)			582,473,102

Exchange-Traded Funds - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF
(cost $8,391,386)	136,477		8,022,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
	Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,816,045)	2.32	1,816,045 [c]	1,816,045
Total Investments (cost $647,611,829)		99.7%	592,311,265
Cash and Receivables (Net)		.3%	1,751,658
Net Assets		100.0%	594,062,923

ETF—Exchange-Traded Fund

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $2,484,452 or .42% of net assets.
c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	-	582,473,102	†	-	582,473,102
Exchange-Traded Funds	8,022,118	-		-	8,022,118
Investment Company	1,816,045	-		-	1,816,045

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2018, accumulated net unrealized depreciation on investments was $55,300,564, consisting of $24,867,044 gross unrealized appreciation and $80,167,608 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)